Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (2,385,299)	$ (77,618,580)	$ 6,380,065
Adjustments to reconcile net income from operations to net cash provided by (used in) operating activities:
Depreciation	16,129,686	14,722,446	11,308,882
Bad debt expense	178,244	380,866	8,050
Inventory reserve (reversal)	9,366,467	14,984,980	(142,370)
Loss on equity method investment	708,020	156,085	486,803
Stock issued for professional fees		209,793
Loss on the interest sold			86,603
(Gain) on disposal of fixed assets			(59,432)
Impairment loss	6,301,372	67,713,324	7,943,585
Settlement of contract	(26,408,129)
Changes in operating assets and liabilities:
Accounts receivable	5,669,874	(21,222,129)	(3,110,730)
Inventories	4,820,618	(48,067,241)	(24,918,904)
Prepaid expenses	(18,341,059)	1,199,764	(727,857)
Prepaid expenses - related parties	2,057,259	(1,906,460)
Due from related parties	(5,646,422)
Other receivables	(8,091,258)	(1,177,998)	74,967
Accounts payable	35,780,524	8,933,807	(22,443,999)
Accounts payable - related parties	(5,226,281)	7,701,504	(1,501,793)
Accrued liabilities and other payables	14,108,415	738,755	5,527,508
Accrued liabilities and other payables - related party			(1,290)
Due to related parties	297,678	672,932	(9,483,868)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	29,319,709	(32,578,152)	(30,573,780)
CASH FLOWS FROM INVESTING ACTIVITIES:
Prepayment for long-term assets	(54,141,296)	(12,913,191)	(49,592,695)
Purchase of property, plant and equipment	(30,718,417)	(86,611,283)	(118,468,793)
Proceeds from disposal of property, plant and equipment			72,480
Proceeds from government grants for fishing vessels construction	18,460,576	29,358,038	35,524,824
NET CASH (USED IN) INVESTING ACTIVITIES	(66,399,137)	(70,166,436)	(132,464,184)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	72,121,401	93,075,852	10,147,133
Repayment of short-term bank loans	(53,504,380)	(53,641,846)	(5,062,771)
Proceeds from long-term bank loans	98,315,781	108,821,094	208,023,483
Repayment of long-term bank loans	(72,571,291)	(58,952,604)	(18,880,916)
Advances from (to) related parties	6,992,000		(22,664,328)
Proceeds from Due from related party		12,619,964
Proceeds from Issue of Ordinary Shares	4,351,243
Proceeds from Issue of Preferred Shares	3,698,273
Repayment to related party	(11,913,633)
Repurchase shares	(1,450,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	46,039,394	101,922,460	171,562,601
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	1,056,081	1,334,522	(399,287)
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	10,016,047	512,394	8,125,350
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - beginning of period	10,604,599	10,092,205	1,966,855
CASH, CASH EQUIVALENTS AND RESTRICTED - end of period	20,620,646	10,604,599	10,092,205
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	17,759,215	20,549,990	6,419,569
Income taxes
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	5,789,508	691,933	10,092,205
Restricted cash	14,831,138	9,912,666
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH	20,620,646	$ 10,604,599	10,092,205
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of property and equipment by decreasing prepayment for long-term assets	$ 37,419,467